Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,759,797.98

Principal:
Principal Collections	$27,499,960.89
Prepayments in Full	$15,149,224.25
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$42,649,185.14
Collections	$45,408,983.12

Purchase Amounts:
Purchase Amounts Related to Principal	$203,594.59
Purchase Amounts Related to Interest	$1,073.21
Sub Total	$204,667.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,613,650.92

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,613,650.92
Servicing Fee	$1,191,315.26	$1,191,315.26	$0.00	$0.00	$44,422,335.66
Interest - Class A-1 Notes	$24,824.14	$24,824.14	$0.00	$0.00	$44,397,511.52
Interest - Class A-2 Notes	$84,421.88	$84,421.88	$0.00	$0.00	$44,313,089.64
Interest - Class A-3 Notes	$120,659.58	$120,659.58	$0.00	$0.00	$44,192,430.06
Interest - Class A-4 Notes	$47,808.96	$47,808.96	$0.00	$0.00	$44,144,621.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,144,621.10
Interest - Class B Notes	$21,653.68	$21,653.68	$0.00	$0.00	$44,122,967.42
Second Priority Principal Payment	$13,026,996.53	$13,026,996.53	$0.00	$0.00	$31,095,970.89
Interest - Class C Notes	$19,008.89	$19,008.89	$0.00	$0.00	$31,076,962.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,076,962.00
Regular Principal Payment	$191,943,003.47	$31,076,962.00	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$45,613,650.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$13,026,996.53
Regular Principal Payment					$31,076,962.00
Total					$44,103,958.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$44,103,958.53	$215.17	$24,824.14	$0.12	$44,128,782.67	$215.29
Class A-2 Notes	$0.00	$0.00	$84,421.88	$0.17	$84,421.88	$0.17
Class A-3 Notes	$0.00	$0.00	$120,659.58	$0.28	$120,659.58	$0.28
Class A-4 Notes	$0.00	$0.00	$47,808.96	$0.35	$47,808.96	$0.35
Class B Notes	$0.00	$0.00	$21,653.68	$0.55	$21,653.68	$0.55
Class C Notes	$0.00	$0.00	$19,008.89	$0.72	$19,008.89	$0.72
Total	$44,103,958.53	$33.52	$318,377.13	$0.24	$44,422,335.66	$33.76

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$204,970,000.00	1.0000000	$160,866,041.47	0.7848273
Class A-2 Notes	$486,270,000.00	1.0000000	$486,270,000.00	1.0000000
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,315,800,000.00	1.0000000	$1,271,696,041.47	0.9664813

Pool Information
Weighted Average APR	2.312%	2.284%
Weighted Average Remaining Term	60.60	59.84
Number of Receivables Outstanding	43,498	42,781
Pool Balance	$1,429,578,316.37	$1,386,725,421.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,315,806,512.95	$1,276,453,003.47
Pool Factor	1.0000000	0.9700241

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$110,272,418.27
Targeted Overcollateralization Amount	$147,520,881.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,029,380.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$114.90
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$114.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0001%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0001%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		33	$114.90
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$114.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3.48
Average Net Loss for Receivables that have experienced a Realized Loss			$3.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	125	$4,586,496.15
61-90 Days Delinquent	0.00%	1	$17,476.50
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.33%	126	$4,603,972.65

Repossession Inventory:
Repossessed in the Current Collection Period		2	$67,819.55
Total Repossessed Inventory		2	$67,819.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0023%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0013%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	1

IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.

	Fair Value	Fair Value
	(in millions)	(as a Percentage)
Class A Notes	$1,250.0	88.4%
Class B Notes	39.5	2.8
Class C Notes	26.3	1.9
Residual Interest	98.0	6.9
Total	$1,413.8	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $70.7M, according to Regulation RR.
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer